Employee Plans	12 Months Ended
Dec. 31, 2012
Employee Plans

16. Employee plans

Stock plans Under stockholder approved stock-based plans, stock options, stock appreciation rights, restricted stock and restricted stock units may be granted to officers, directors and other key employees. At December 31, 2012, 4.1 million shares of unissued common stock of the company were available for granting under these plans.

As of December 31, 2012, the company has granted non-qualified stock options and restricted stock units under these plans. The company recognizes compensation cost net of a forfeiture rate in selling, general and administrative expenses, and recognizes the compensation cost for only those awards expected to vest. The company estimates the forfeiture rate based on its historical experience and its expectations about future forfeitures.

The company’s employee stock option and time-based restricted stock unit grants include a provision that if termination of employment occurs after the participant has attained age 55 and completed 5 years of service with the company, the participant shall continue to vest in each of his or her awards in accordance with the vesting schedule set forth in the applicable award agreement. Compensation expense for such awards is recognized over the period to the date the employee first becomes eligible for retirement. Time-based restricted stock unit grants for the company’s directors vest upon award and compensation expense for such awards is recognized upon grant.

Options have been granted to purchase the company’s common stock at an exercise price equal to or greater than the fair market value at the date of grant, generally have a maximum duration of five years and become exercisable in annual installments over a three-year period following date of grant.

During the year ended December 31, 2012, 2011 and 2010, the company recognized $14.3 million, $13.9 million and $9.4 million of share-based compensation expense, which is comprised of $5.4 million, $4.9 million and $3.9 million of restricted stock unit expense and $8.9 million, $9.0 million and $5.5 million of stock option expense, respectively.

For stock options, the fair value is estimated at the date of grant using a Black-Scholes option pricing model. Principal assumptions used are as follows: (a) expected volatility for the company’s stock price is based on historical volatility and implied market volatility, (b) historical exercise data is used to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding, and (c) the risk-free interest rate is the rate on zero-coupon U.S. government issues with a remaining term equal to the expected life of the options. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on the straight-line basis over the requisite service period of the awards. The compensation expense recognized as of any date must be at least equal to the portion of the grant-date fair value that is vested at that date.

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2012	2011	2010
Weighted-average fair value of grant	$9.73	$20.10	$17.83
Risk-free interest rate	.54%	1.71%	1.74%
Expected volatility	71.29%	71.31%	72.20%
Expected life of options in years	3.65	3.62	3.63
Expected dividend yield	–	–	–

A summary of stock option activity for the year ended December 31, 2012 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2011	2,707	$56.81
Granted	685	19.48
Exercised	(67)	6.03
Forfeited and expired	(559)	121.66
Outstanding at December 31, 2012	2,766	35.50	2.36	$5.9
Expected to vest at December 31, 2012	1,186	27.64	3.52	–
Exercisable at December 31, 2012	1,548	41.79	1.44	$5.9

The aggregate intrinsic value represents the total pretax value of the difference between the company’s closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money stock options that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The intrinsic value of the company’s stock options changes based on the closing price of the company’s stock. The total intrinsic value of options exercised for the years ended December 31, 2012, 2011 and 2010 was $.9 million, $4.4 million and $5.9 million, respectively. As of December 31, 2012, $5.8 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted-average period of 1.3 years.

Restricted stock unit awards may contain time-based units, performance-based units or a combination of both. Each performance-based unit will vest into zero to 1.5 shares depending on the degree to which the performance goals are met. Compensation expense resulting from these awards is recognized as expense ratably for each installment from the date of grant until the date the restrictions lapse and is based on the fair market value at the date of grant and the probability of achievement of the specific performance-related goals.

A summary of restricted stock unit activity for the year ended December 31, 2012 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2011	384	$32.39
Granted	171	19.39
Vested	(171)	24.21
Forfeited and expired	(23)	26.67
Outstanding at December 31, 2012	361	25.12

The fair value of restricted stock units is determined based on the trading price of the company’s common shares on the date of grant. The aggregate weighted-average grant-date fair value of restricted stock units granted during the years ended December 31, 2012, 2011 and 2010 was $3.3 million, $11.3 million and $7.7 million, respectively. As of December 31, 2012, there was $2.9 million of total unrecognized compensation cost related to outstanding restricted stock units granted under the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.8 years. The aggregate weighted-average grant-date fair value of restricted share units vested during the years ended December 31, 2012, 2011 and 2010 was $4.1 million, $5.7 million and $4.2 million, respectively.

Common stock issued upon exercise of stock options or upon lapse of restrictions on restricted stock units is newly issued shares. Cash received from the exercise of stock options was $.4 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively. During 2012 and 2011, the company did not recognize any tax benefits from the exercise of stock options or upon issuance of stock upon lapse of restrictions on restricted stock units because of its tax position. Any such tax benefits resulting from tax deductions in excess of the compensation costs recognized are classified as financing cash flows.

Defined contribution and compensation plans U.S. employees are eligible to participate in an employee savings plan. Under this plan, employees may contribute a percentage of their pay for investment in various investment alternatives. Effective January 1, 2011, the company reinstated a company match to the U.S. employee savings plan, which had been suspended effective January 1, 2009. The company matches 50 percent of the first 6 percent of eligible pay contributed by participants to the plan on a before-tax basis (subject to IRS limits). In 2012, the company funded the match with a combination of cash and company common stock. In 2011, the company funded the match entirely with the company’s common stock. The charge to income related to the company match for the years ended December 31, 2012, 2011 and 2010, was $12.1 million, $12.5 million and zero, respectively.

The company has defined contribution plans in certain locations outside the United States. The charge to income related to these plans was $30.0 million, $33.7 million and $28.7 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

The company has non-qualified compensation plans, which allow certain highly compensated employees and directors to defer the receipt of a portion of their salary, bonus and fees. Participants can earn a return on their deferred balance that is based on hypothetical investments in various investment vehicles. Changes in the market value of these investments are reflected as an adjustment to the liability with an offset to expense. As of December 31, 2012 and 2011, the liability to the participants of these plans was $11.5 million and $12.0 million, respectively. These amounts reflect the accumulated participant deferrals and earnings thereon as of that date. The company makes no contributions to the deferred compensation plans and remains contingently liable to the participants.

Retirement benefits For the company’s more significant defined benefit pension plans, including the U.S. and the U.K., accrual of future benefits under the plans has ceased.

Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets at December 31, 2012 and 2011 follow:

	U.S. Plans		International Plans
December 31 (millions)	2012	2011	2012	2011

Change in projected benefit obligation

Benefit obligation at beginning of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Service cost	–	–	8.6	10.7

Interest cost	252.9	264.0	113.1	126.4

Plan participants’ contributions	–	–	3.0	3.4

Plan amendment	–	–	(13.2)	–

Plan curtailment	–	–	(5.7)	(6.0)

Actuarial loss	585.2	373.7	279.8	94.8

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	99.9	(28.9)

Benefit obligation at end of year	$5,646.8	$5,154.8	$2,945.4	$2,560.1

Change in plan assets

Fair value of plan assets at beginning of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Actual return on plan assets	455.7	(3.1)	211.4	87.9

Employer contribution	118.4	7.4	83.1	75.3

Plan participants’ contributions	–	–	3.0	3.4

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	86.1	(25.9)

Fair value of plan assets at end of year	$3,786.7	$3,558.7	$2,399.2	$2,115.8

Funded status at end of year	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$2.5	$43.2

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,852.8)	(1,588.8)	(548.5)	(487.3)

Total funded status	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Accumulated other comprehensive loss, net of tax

Net loss	$3,201.9	$2,910.8	$856.9	$679.6

Prior service cost (credit)	$2.1	$2.8	$(11.9)	$(1.4)

Accumulated benefit obligation	$5,646.8	$5,154.8	$2,934.2	$2,527.8

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Accumulated benefit obligation	$7,645.6	$7,279.4

Fair value of plan assets	5,247.8	5,201.1

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Projected benefit obligation	$8,167.4	$7,301.8

Fair value of plan assets	5,758.7	5,218.2

Net periodic pension cost (income) for 2012, 2011 and 2010 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2012	2011	2010	2012	2011	2010

Service cost	$–	$–	$–	$8.6	$10.7	$14.5

Interest cost	252.9	264.0	276.4	113.1	126.4	119.7

Expected return on plan assets	(285.7)	(337.4)	(365.0)	(136.1)	(135.3)	(129.5)

Amortization of prior service cost	.7	.7	.7	(.5)	(.1)	–

Recognized net actuarial loss	124.0	78.5	54.3	36.9	26.8	26.0

Curtailment gain	–	–	–	(5.7)	–	–
Net periodic pension cost (income)	$91.9	$5.8	$(33.6)	$16.3	$28.5	$30.7

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

Expected long-term rate of return on assets	8.00%	8.75%	8.75%	6.59%	6.57%	6.63%

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.01%	4.96%	5.68%	3.92%	4.65%	5.32%

Rate of compensation increase	N/A	N/A	N/A	2.06%	2.66%	2.93%

The expected pretax amortization in 2013 of net periodic pension cost is as follows: net loss, $192.4 million; and prior service credit, $(.9) million. The amortization of these items is recorded as an element of pension expense. In 2012, pension expense included amortization of $160.9 million of net losses and $.2 million of prior service cost.

The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		Int’l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	37%	31-43%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-5%

Other	0%	0%	5%	0-10%

The company periodically reviews its asset allocation, taking into consideration plan liabilities, local regulatory requirements, plan payment streams and then-current capital market assumptions. The actual asset allocation for each plan is monitored at least quarterly, relative to the established policy targets and ranges. If the actual asset allocation is close to or out of any of the ranges, a review is conducted. Rebalancing will occur toward the target allocation, with due consideration given to the liquidity of the investments and transaction costs.

The objectives of the company’s investment strategies are as follows: (a) to provide a total return that, over the long term, increases the ratio of plan assets to liabilities by maximizing investment return on assets, at a level of risk deemed appropriate, (b) to maximize return on assets by investing primarily in equity securities in the U.S. and for international plans by investing in appropriate asset classes, subject to the constraints of each plan design and local regulations, (c) to diversify investments within asset classes to reduce the impact of losses in single investments, and (d) for the U.S. plan to invest in compliance with the Employee Retirement Income Security Act of 1974 (ERISA), as amended and any subsequent applicable regulations and laws, and for international plans to invest in a prudent manner in compliance with local applicable regulations and laws.

The company sets the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. The company considered the current expectations for future returns and the actual historical returns of each asset class. Also, since the company’s investment policy is to actively manage certain asset classes where the potential exists to outperform the broader market, the expected returns for those asset classes were adjusted to reflect the expected additional returns.

In 2013, the company expects to make cash contributions of $146.3 million to its worldwide defined benefit pension plans, which is comprised of $111.8 million primarily for non-U.S. defined benefit pension plans and $34.5 million for the company’s U.S. qualified defined benefit pension plan.

As of December 31, 2012, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int’l.

2013	$363.0	$105.8

2014	362.2	103.7

2015	361.7	106.8

2016	361.9	110.1

2017	362.2	113.1

2018 - 2022	1,800.6	607.9

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2012 and 2011, follows:

December 31 (millions)	2012	2011

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$177.6	$168.5

Service cost	.5	.4

Interest cost	8.7	10.0

Plan participants’ contributions	5.3	5.7

Actuarial loss (gain)	10.0	6.5

Federal drug subsidy	2.9	3.0

Benefits paid	(25.7)	(27.5)

Foreign currency translation and other adjustments	1.2	11.0

Benefit obligation at end of year	$180.5	$177.6

Change in plan assets

Fair value of plan assets at beginning of year	$9.3	$9.0

Actual return on plan assets	.4	.2

Employer contributions	20.4	21.9

Plan participants’ contributions	5.3	5.7

Benefits paid	(25.7)	(27.5)

Fair value of plan assets at end of year	$9.7	$9.3

Funded status at end of year	$(170.8)	$(168.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.8	$.7

Other accrued liabilities	(19.3)	(21.2)

Long-term postretirement liabilities	(152.3)	(147.8)

Total funded status	$(170.8)	$(168.3)

Accumulated other comprehensive loss, net of tax

Net loss	$52.2	$44.7
Prior service cost	4.8	6.6

Net periodic postretirement benefit cost for 2012, 2011 and 2010, follows:

Year ended December 31 (millions)	2012	2011	2010

Service cost	$.5	$.4	$.4

Interest cost	8.7	10.0	10.7

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.8	1.4

Recognized net actuarial loss	3.2	4.2	3.7

Net periodic benefit cost	$13.7	$15.9	$15.7

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	5.84%	6.42%	6.62%

Expected return on plan assets	6.75%	6.75%	6.75%

Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:
Discount rate	5.15%	5.84%	6.42%

The expected pretax amortization in 2013 of net periodic postretirement benefit cost is as follows: net loss, $5.5 million; and prior service cost, $1.8 million.

The company reviews its asset allocation periodically, taking into consideration plan liabilities, plan payment streams and then-current capital market assumptions. The company sets the long-term expected return on asset assumption, based principally on the long-term expected return on debt securities. These return assumptions are based on a combination of current market conditions, capital market expectations of third-party investment advisors and actual historical returns of the asset classes.

In 2013, the company expects to contribute approximately $20 million to its postretirement benefit plan.

Assumed health care cost trend rates at December 31	2012	2011

Health care cost trend rate assumed for next year	6.6%	7.3%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.8%	5.0%

Year that the rate reaches the ultimate trend rate	2023	2017

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.3	$(.2)

Effect on postretirement benefit obligation	4.4	(5.6)

As of December 31, 2012, the following benefits are expected to be paid to or from the company’s postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2013	$2.0	$24.6

2014	1.9	21.9

2015	1.7	21.6

2016	1.6	20.7

2017	1.4	19.8

2018 - 2022	3.8	60.6

The following provides a description of the valuation methodologies and the levels of inputs used to measure fair value, and the general classification of investments in the company’s U.S. and international defined benefit pension plans, and the company’s other postretirement benefit plan.

Level 1 – These investments include cash, common stocks, real estate investment trusts, exchange traded funds, exchange traded futures, and U.S. and U.K. government securities. These investments are valued using quoted prices in an active market. Payables and receivables are also included as Level 1 investments and are valued at face value.

Level 2 – These investments include the following:

Pooled Funds – These investments are comprised of money market funds and fixed income securities. The money market funds are valued at Net Asset Value (NAV) of shares held by the plans at year-end. NAV is a practical expedient for fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding. The fixed income securities are valued based on quoted prices for identical or similar investments in markets that may not be active.

Commingled Funds – These investments are comprised of debt, equity and other securities and are valued using the NAV provided by trustees of the funds. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments which are traded on markets that may or may not be active.

Other Fixed Income – These investments are comprised of corporate and government fixed income investments and asset and mortgage backed securities for which there are quoted prices for identical or similar investments in markets that may not be active.

Derivatives – These investments include forward exchange contracts and options, which are traded on an active market, but not on an exchange; therefore, the inputs may not be readily observable. These investments also include fixed income futures and other derivative instruments.

Level 3 – These investments include the following:

Real Estate and Private Equity – These investments represent interests in limited partnerships which invest in privately held companies or privately held real estate assets. Due to the nature of these investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. These valuations are based on property appraisals, utilization of market transactions that provide valuation information for comparable companies, discounted cash flows, and other methods. These valuations are reported quarterly and adjusted as necessary at year end based on cash flows within the most recent period.

Insurance Contracts – These investments are insurance contracts which are generally invested in fixed income securities. The insurance contracts are carried at book value and adjusted to fair value based on a market value adjustment (MVA) formula determined by the insurance provider. The MVA formula is based on unobservable inputs, which among other items take into consideration the yield earned by contributions during a specified time period, current bond yields and duration. Similar to bonds, as interest rates rise, the market value of the contracts will decrease and as interest rates decline, the market value will increase.

Commingled Funds – These investments are commingled funds, which include a fund of hedge funds, and a multi-asset fund. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments, which are valued based on unobservable inputs.

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2012.

	U.S. Plans				International Plans
December 31, 2012 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,760.8	$1,760.8			$1.9	$1.9
Commingled Funds	426.1		$426.1		885.8		$885.8
Debt Securities
U.S. and U.K. Govt. Securities	145.9	145.9
Other Fixed Income	983.9		983.9		264.0		264.0
Insurance Contracts	90.9			$90.9	146.7			$146.7
Commingled Funds					886.8		886.8
Real Estate
Real Estate Investment Trusts	134.4	134.4			.9	.9
Real Estate	34.8			34.8	31.1			31.1
Other
Derivatives	(5.2)	(3.5)	(1.7)		35.4		35.4
Private Equity	20.8			20.8
Commingled Funds	91.3		91.3		130.2		72.1	58.1
Pooled Funds	190.2		190.2		1.7		1.7
Cash	4.8	4.8			14.7	14.7
Receivables	47.9	47.9
Payables	(139.9)	(139.9)
Total	$3,786.7	$1,950.4	$1,689.8	$146.5	$2,399.2	$17.5	$2,145.8	$235.9
Other postretirement plans
Insurance Contracts	$7.9			$7.9
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.7	$1.4	$.4	$7.9

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2011.

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2012.

(millions)	January 1, 2012	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2012	December 31, 2012
U.S. plans
Pension plan
Real Estate	$33.7	$.3		$(1.2)	$2.0	$34.8
Private Equity	45.6	7.3	$.3	(26.7)	(5.7)	20.8
Insurance Contracts	79.6	–	7.6	–	3.7	90.9

Total	$158.9	$7.6	$7.9	$(27.9)	$–	$146.5

Other postretirement plans
Insurance Contracts	$7.5	$.4	$.3	$(.3)		$7.9

International pension plans
Insurance Contracts	$145.5		$5.5	$(12.1)	$7.8	$146.7
Real Estate	29.0		.4	–	1.7	31.1
Commingled Funds	10.5		41.7	(.2)	6.1	58.1

Total	$185.0		$47.6	$(12.3)	$15.6	$235.9

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2011.

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6
Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0